SHAREHOLDERS' EQUITY (Schedule of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,540,418
Weighted average remaining contractual term (years)	6 years 11 months 26 days
Options exercisable	1,694,564
Weighted average remaining contractual term (years)	6 years 1 month 24 days
$0.20 - 2.21 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 0.20
Exercise price, maximum | $ / shares	$ 2.21
Options outstanding	669,752
Weighted average remaining contractual term (years)	4 years 5 months 1 day
Options exercisable	669,752
Weighted average remaining contractual term (years)	4 years 5 months 1 day
$6.47 - 14.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 6.47
Exercise price, maximum | $ / shares	$ 14.00
Options outstanding	376,103
Weighted average remaining contractual term (years)	6 years 2 months 12 days
Options exercisable	372,779
Weighted average remaining contractual term (years)	6 years 2 months 12 days
$37.44 - 44.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 37.44
Exercise price, maximum | $ / shares	$ 44.37
Options outstanding	270,269
Weighted average remaining contractual term (years)	8 years 5 months 1 day
Options exercisable	97,108
Weighted average remaining contractual term (years)	8 years 22 days
$45.58 - 51.86 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 45.58
Exercise price, maximum | $ / shares	$ 51.86
Options outstanding	744,621
Weighted average remaining contractual term (years)	8 years 8 months 5 days
Options exercisable	258,483
Weighted average remaining contractual term (years)	8 years 3 months 22 days
$52.48 - 64.93 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares	$ 52.48
Exercise price, maximum | $ / shares	$ 64.93
Options outstanding	479,673
Weighted average remaining contractual term (years)	7 years 9 months
Options exercisable	296,442
Weighted average remaining contractual term (years)	7 years 6 months 3 days